Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Unrecovered expenditures	$ 16,766,664	$ 16,373,223
Tax operating loss carry forwards	$ 118,533	181,875
Tax operating loss carry forwards expiry	net operating loss will expire in year 2023
Deferred tax assets valuation allowance	$ 83,203	76,895
INDONESIA [Member]
Corporate income tax rate	30.00%
Other Indonesia subsidiaries [Member]
Corporate income tax rate	25.00%
Discount on corporated income tax rate	50.00%
Threshold maximum annual revenue proceed	$ 374,000
Other Indonesia subsidiaries [Member] | Rupiahs [Member]
Threshold maximum annual revenue proceed	50,000,000,000
HONG KONG [Member]
Tax operating loss carry forwards	$ 509,156	$ 375,086